COMMITMENTS AND CONTINGENT LIABILITIES (Other Commitments) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Agreements With Suppliers To Purchase Licenses And Hosting Services
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Non-cancelable obligations	$ 65,374